SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Carrying Amounts of assets and Liabilities of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Parenthetical) (Details) - USD ($)
$ in Thousands
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, allowance	$ 28,671	$ 21,397	$ 26,364	$ 15,018
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, allowance	$ 10,195	$ 4,719